Fair Value Measurements and Investments in Marketable Securities - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014 Security	Sep. 30, 2014 Security
Fair Value Disclosures [Abstract]
Gains or losses on sales or maturities of available-for-sale securities	$ 0	$ 0
Number of securities in unrealized loss positions	71	71